UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Highfields Capital Management LP
Address    John Hancock Tower
           200 Clarendon Street, 59th Floor
           Boston, MA 02116

Form 13F File Number:    028-03499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Joseph F. Mazzella
Title   General Counsel
Phone   (617) 850-7500

Signature, Place, and Date of Signing:

/s/ Joseph F. Mazzella       Boston, Massachusetts       August 16, 2010
----------------------       ---------------------       ---------------
[Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           2
Form 13F Information Table Entry Total:      70
Form 13F Information Table Value Total:      7,321,592   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1    028-04629             Jonathon S. Jacobson
2    028-04627             Richard L. Grubman

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVENT SOFTWARE INC            COM              007974108      657    13985 SH       OTHER   01/02           13985 0        0
AETNA INC NEW                  COM              00817Y108    47146  1787204 SH       OTHER   01/02         1787204 0        0
AMERICAN EXPRESS CO            COM              025816109    13605   342694 SH       OTHER   01/02          342694 0        0
ANADARKO PETE CORP             COM              032511107   204457  5665200 SH       OTHER   01/02         5665200 0        0
ANADARKO PETE CORP             COM              032511107    14436   400000 SH  CALL OTHER   01/02          400000 0        0
APOLLO GROUP INC               CL A             037604105    77932  1835000 SH       OTHER   01/02         1835000 0        0
ARTIO GLOBAL INVS INC          COM CL A         04315B107    14166   900000 SH       OTHER   01/02          900000 0        0
BANK OF AMERICA CORPORATION    COM              060505104    15548  1082000 SH       OTHER   01/02         1082000 0        0
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146    76500 10000000 SH       OTHER   01/02        10000000 0        0
BARRICK GOLD CORP              COM              067901108    40155   884286 SH       OTHER   01/02          884286 0        0
BLACKROCK INC                  COM              09247X101   317891  2216813 SH       OTHER   01/02         2216813 0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    80700  3361085 SH       OTHER   01/02         3361085 0        0
CALPINE CORP                   COM NEW          131347304   161788 12719200 SH  CALL OTHER   01/02        12719200 0        0
CAMECO CORP                    COM              13321L108    25536  1200000 SH       OTHER   01/02         1200000 0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    16260   500000 SH  CALL OTHER   01/02          500000 0        0
CARNIVAL CORP                  PAIRED CTF       143658300    10288   340200 SH       OTHER   01/02          340200 0        0
CENOVUS ENERGY INC             COM              15135U109   250034  9695000 SH       OTHER   01/02         9695000 0        0
CENTURYLINK INC                COM              156700106     6662   200000 SH       OTHER   01/02          200000 0        0
CHARLES RIV LABS INTL INC      COM              159864107     9579   280000 SH       OTHER   01/02          280000 0        0
CIGNA CORP                     COM              125509109    42242  1360000 SH       OTHER   01/02         1360000 0        0
CIT GROUP INC                  COM NEW          125581801    51987  1535338 SH       OTHER   01/02         1535338 0        0
CME GROUP INC                  COM              12572Q105    54621   194000 SH       OTHER   01/02          194000 0        0
COCA COLA CO                   COM              191216100    75180  1500000 SH       OTHER   01/02         1500000 0        0
COCA COLA ENTERPRISES INC      COM              191219104    51720  2000000 SH       OTHER   01/02         2000000 0        0
COMCAST CORP NEW               CL A SPL         20030N200   109512  6665377 SH       OTHER   01/02         6665377 0        0
COMCAST CORP NEW               CL A             20030N101     6918   398264 SH       OTHER   01/02          398264 0        0
CORELOGIC INC                  COM              21871D103   135253  7658719 SH       OTHER   01/02         7658719 0        0
CVS CAREMARK CORPORATION       COM              126650100   142825  4871255 SH       OTHER   01/02         4871255 0        0
DIRECTV                        COM CL A         25490A101   338783  9987714 SH       OTHER   01/02         9987714 0        0
DISH NETWORK CORP              CL A             25470M109    34495  1900557 SH       OTHER   01/02         1900557 0        0
ECLIPSYS CORP                  COM              278856109    17840  1000000 SH       OTHER   01/02         1000000 0        0
EXXON MOBIL CORP               COM              30231G102   242114  4242400 SH  CALL OTHER   01/02         4242400 0        0
EXXON MOBIL CORP               COM              30231G102   476612  8351365 SH       OTHER   01/02         8351365 0        0
FEDERAL NATL MTG ASSN          CONV PFD SR 08-1 313586745      108   207397 SH       OTHER   01/02          207397 0        0
FIDELITY NATL INFORMATION SV   COM              31620M106   160238  5974569 SH       OTHER   01/02         5974569 0        0
FIRST AMERN FINL CORP          COM              31847R102    96621  7619919 SH       OTHER   01/02         7619919 0        0
FORD MTR CO DEL                *W EXP 01/01/201 345370134    93600 30000000 SH       OTHER   01/02        30000000 0        0
FOREST LABS INC                COM              345838106    13989   510000 SH       OTHER   01/02          510000 0        0
GOLDCORP INC NEW               NOTE 2.000% 8/0  380956AB8    19497 16700000 PRN      OTHER   01/02        16700000 0        0
HILLTOP HOLDINGS INC           COM              432748101    26857  2683000 SH       OTHER   01/02         2683000 0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100    14129   125000 SH       OTHER   01/02          125000 0        0
ISHARES TR INDEX               RUSL 2000 GROW   464287648    37285   560000 SH       OTHER   01/02          560000 0        0
ISHARES TR INDEX               S&P SMLCP VALU   464287879    40047   700000 SH       OTHER   01/02          700000 0        0
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AD9    64020 66000000 PRN      OTHER   01/02        66000000 0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    10392   200000 SH  CALL OTHER   01/02          200000 0        0
MCCLATCHY CO                   CL A             579489105     2946   809303 SH       OTHER   01/02          809303 0        0
MCKESSON CORP                  COM              58155Q103   116196  1730143 SH       OTHER   01/02         1730143 0        0
MERCK & CO INC NEW             COM              58933Y105    15946   456000 SH       OTHER   01/02          456000 0        0
MERRIMAN CURHAN FORD GROUP I   COM              590418109      631  1146461 SH       OTHER   01/02         1146461 0        0
JPMORGAN CHASE & CO            COM              46625H100   556279 15194720 SH       OTHER   01/02        15194720 0        0
MOTOROLA INC                   COM              620076109   597629 91660932 SH       OTHER   01/02        91660932 0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    73034  1710000 SH       OTHER   01/02         1710000 0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    18496  1469125 SH       OTHER   01/02         1469125 0        0
PACTIV CORP                    COM              695257105   167271  6006123 SH       OTHER   01/02         6006123 0        0
PENNYMAC MTG INVT TR           COM              70931T103     7950   500000 SH       OTHER   01/02          500000 0        0
PFIZER INC                     COM              717081103   119011  8345764 SH       OTHER   01/02         8345764 0        0
QUALCOMM INC                   COM              747525103    80856  2462125 SH       OTHER   01/02         2462125 0        0
SLM CORP                       COM              78442P106   490926 47249813 SH       OTHER   01/02        47249813 0        0
SMITHFIELD FOODS INC           COM              832248108    68921  4625561 SH       OTHER   01/02         4625561 0        0
SYMETRA FINL CORP              COM              87151Q106    73080  6089998 SH       OTHER   01/02         6089998 0        0
TIFFANY & CO NEW               COM              886547108    79588  2099400 SH       OTHER   01/02         2099400 0        0
TIME WARNER CABLE INC          COM              88732J207   133779  2568725 SH       OTHER   01/02         2568725 0        0
UNITEDHEALTH GROUP INC         COM              91324P102   363537 12800584 SH       OTHER   01/02        12800584 0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    11453   554100 SH       OTHER   01/02          554100 0        0
WAL MART STORES INC            COM              931142103    84123  1750000 SH       OTHER   01/02         1750000 0        0
WALGREEN CO                    COM              931422109   248049  9290232 SH       OTHER   01/02         9290232 0        0
WEATHERFORD INTERNATIONAL LT   REG              H27013953     5256   400000 SH  PUT  OTHER   01/02          400000 0        0
WELLPOINT INC                  COM              94973V107   207790  4246670 SH       OTHER   01/02         4246670 0        0
WENDYS ARBYS GROUP INC         COM              950587105    14170  3542547 SH       OTHER   01/02         3542547 0        0
GRACE W R & CO DEL NEW         COM              38388F108    44450  2112655 SH       OTHER   01/02         2112655 0        0